Note 9 - Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Time Deposit Maturities [Table Text Block]
(Dollar amounts in thousands)
2022	$144,016
2023	25,496
2024	16,640
2025	6,533
2026	6,040
Total	$198,725

Time Deposit Maturities, $250,000 or More [Table Text Block]
(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$7,506	22.46%
Beyond three but within six months	4,778	14.30%
Beyond six but within twelve months	10,463	31.31%
Beyond one year	10,672	31.94%

Total	$33,419	100.00%